COLLABORATION ARRANGEMENTS (Details)	1 Months Ended					12 Months Ended
	May 31, 2019 USD ($)	Apr. 30, 2019 item	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Oct. 31, 2018 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues							$ 700,913		$ 480,000		$ 1,511,168
Guilin Sanjin Pharmaceutical Co., Ltd. License Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront cash payment received			¥ 10,000,000	$ 1,511,168
Agreed period for not to grant rights associated with antibodies to third parties			3 years	3 years
Revenues										¥ 10,000,000	$ 1,511,168
Dragon Boat Biopharmaceutical (Shanghai) Limited License Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront cash payment received						¥ 4,000,000	573,378
Agreed period for not to grant rights associated with antibodies to third parties								3 years	3 years
Revenues | ¥								¥ 0
Signal Pharmaceuticals LLC
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront cash payment received	$ 72,000				$ 237,500		480,000
Revenues							309,500		$ 480,000
ADCT Collaboration Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues							$ 225,000
Maximum number of selected targets, agreed for generation of antibodies | item		2
Period for reservation of target right						1 year	1 year
Minimum threshold written notice period for termination of agreement						30 days	30 days
Other income							$ 100,000